EARNINGS PER SHARE (EPS)	6 Months Ended
Dec. 31, 2020
EARNINGS PER SHARE (EPS)
EARNINGS PER SHARE (EPS)

9.    EARNINGS PER SHARE (EPS)

The numerators and denominators used in the calculation of basic EPS and diluted EPS are presented below:

	12/31/2020	12/31/2019
Numerator
(Loss) profit for the period (basic EPS)	(6,323,365)	4,264,504
(Loss) profit for the period (diluted EPS)	(6,323,365)	4,264,504
Denominator
Weighted average number of shares (basic EPS)	38,016,601	36,120,517
Weighted average number of shares (diluted EPS)	38,016,601	36,120,517

Basic (loss) gain attributable to ordinary equity holders of the parent	(0.1663)	0.1181
Diluted (loss) gain attributable to ordinary equity holders of the parent	(0.1663)	0.1181

For the period ended December 31, 2020 and 2019, diluted EPS was the same as basic EPS as the effect of potential ordinary shares would be non-dilutive.

For the period ended December 31, 2020 basic and diluted EPS calculations include the 2,601,954 shares issued in exchange for the warrants tendered (Note 6.15), the repurchase of 279,693 Bioceres shares and the 1,875,000 shares issued in exchange of the remaining ownership interest in Verdeca (Note 4).